Stockholders' Equity	6 Months Ended
Sep. 30, 2016
Equity [Abstract]
Stockholders' Equity

3.	STOCKHOLDERS’ EQUITY

As of September 30, 2016, there are 155,560,000 shares of common stock issued and outstanding.

There were no stock options, warrants or other potentially dilutive securities outstanding as of September 30, 2016.